ACQUISITIONS (Details Narrative) - USD ($)	Mar. 19, 2023	Jan. 02, 2022	May 11, 2022	May 09, 2022
Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Purchase price	$ 5,100,000
Business combination first minimum payment	2,550,000
Business combination remaining outstanding balance	$ 2,550,000
Compania Minera Metalurgica Centro Americana [Member]
Business Acquisition [Line Items]
Acquisition percentage		51.00%
Mr Lemus [Member]
Business Acquisition [Line Items]
Number of shares acquisitions		200,000
Number of value acquisitions		$ 75,000
Cash payment		$ 1,000,000
Mr Lemus [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Acquisition percentage	51.00%
NSM [Member]
Business Acquisition [Line Items]
Business acquisition percentage				51.00%
NGM [Member]
Business Acquisition [Line Items]
Business acquisition percentage			51.00%
Genesis [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Acquisition percentage	51.00%
Acquisition percentage	51.00%
Business combination first minimum payment	$ 2,000,000
Business combination remaining outstanding balance	$ 3,000,000
Business combination, Invest additional share	5,000,000
Juan Lemus [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Acquisition percentage	49.00%